Acquisitions Divestitures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2015
Business Combination
Acquisitions, Divestitures and Exchanges

TDS' acquisitions in 2015 and 2014 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
	Purchase Price[1]	Goodwill[2]	Licenses	Franchise Rights	Intangible Assets Subject to Amortization[3]	Net Tangible Assets/(Liabilities)
(Dollars in thousands)
2015
U.S. Cellular licenses[4]	$345,807	$–	$345,807	$–	$–	$–
Total	$345,807	$–	$345,807	$–	$–	$–

2014
U.S. Cellular licenses	$41,707	$–	$41,707	$–	$–	$–
TDS Telecom cable business	273,789	33,610	2,703	120,979	14,056	102,441
Total	$315,496	$33,610	$44,410	$120,979	$14,056	$102,441

[1]	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

[2]	The entire amount of Goodwill acquired in 2014 was amortizable for income tax purposes.

[3]	In 2014, at the date of acquisition, the weighted average amortization period for Intangible Assets Subject to Amortization acquired was 4.6 years for TDS Telecom's cable business.

[4]	Includes purchases totaling $338.3 million made by Advantage Spectrum from the FCC for licenses in Auction 97. These licenses have not yet been granted by the FCC.

Divestiture Financial Impacts
Assets and Liabilities held for sale

TDS did not have any assets or liabilities classified as held for sale at December 31, 2015.  At December 31, 2014, the following assets and liabilities were classified in the Consolidated Balance Sheet as "Assets held for sale" and "Liabilities held for sale":

	Current Assets	Other Assets and Deferred Charges	Licenses	Goodwill	Property, Plant and Equipment	Total Assets Held for Sale
(Dollars in thousands)
2014
Divestiture of Spectrum Licenses	$–	$–	$56,809	$–	$–	$56,809
Sale of Business - Towers	1,472	773	–	4,344	31,770	38,359
Divestiture of Wireline markets	215	2	–	4,100	3,858	8,175
Total	$1,687	$775	$56,809	$8,444	$35,628	$103,343

	Current Liabilities	Other Deferred Liabilities and Credits	Total Liabilities Held for Sale
(Dollars in thousands)
2014
Sale of Business - Towers	$3,607	$17,641	$21,248
Divestiture of Wireline markets	218	177	395
Total	$3,825	$17,818	$21,643